INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Components of Income (Loss) from Continuing Operations before Provision (Benefit) for Income Taxes
United States					$ (1,210)	$ (503)	$ (606)
Foreign					14	19	21
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	$ (60)	$ (55)	$ (148)	$ (398)	$ (1,196)	$ (484)	$ (585)